Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 15, 2015
Entity Registrant Name	dei_EntityRegistrantName	Recon Capital Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 15, 2015
Prospectus Date	rr_ProspectusDate	Oct. 15, 2015